Goodwill Impairment	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Asset Impairment [Abstract]
Goodwill Impairment

11. Goodwill Impairment

During the first quarter of 2014, we performed an interim impairment test on the $135.8 million in goodwill at our DPLER reporting unit.  The DPLER reporting unit was identified as being "at risk" during the fourth quarter of 2013. The impairment indicators arose based on market information available regarding actual and proposed sales of competitive retail marketers, which indicated a significant decline in valuations during the first quarter of 2014.  In Step 1 of the interim impairment test, the fair value of the reporting unit was determined to be less than its carrying amount under both the market approach and the income approach using a discounted cash flow valuation model. The significant assumptions included commodity price curves, estimated electricity to be demanded by its customers, changes in its customer base through attrition and expansion, discount rates, the assumed tax structure and the level of working capital required to run the business.  During the second quarter of 2014, we finalized the work to determine the implied fair value for the DPLER reporting unit.  There were no further adjustments to the full impairment of $135.8 million recognized in the first quarter.